Note 22 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	$ 897,585	$ 580,543
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	159,230	125,905
Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	461,777	263,790
US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	7,221
Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	46,713	36,957
Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	2,575	2,600
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	220,069	151,291
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Hedged Loans	28,875	29,842
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	897,585	580,543
Mortgage loans held for sale	11,843	19,474
Derivatives	1,855	714
Other investments	2,034
Total assets	942,192	630,573
Derivative Liability, Fair Value, Gross Liability, Total	0	208
Total liabilities	0	208
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	159,230	125,905
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	461,777	263,790
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	7,221
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	46,713	36,957
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	2,575	2,600
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	220,069	151,291
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Hedged Loans	0	0
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	7,221	0
Mortgage loans held for sale	0	0
Derivatives	0	0
Other investments	0
Total assets	7,221	0
Derivative Liability, Fair Value, Gross Liability, Total	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	7,221
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Hedged Loans	28,875	29,842
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	890,364	580,543
Mortgage loans held for sale	11,843	19,474
Derivatives	1,855	714
Other investments	0
Total assets	932,937	630,573
Derivative Liability, Fair Value, Gross Liability, Total	0	208
Total liabilities	0	208
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	159,230	125,905
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	461,777	263,790
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	46,713	36,957
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	2,575	2,600
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	220,069	151,291
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Hedged Loans	0	0
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Mortgage loans held for sale	0	0
Derivatives	0	0
Other investments	2,034
Total assets	2,034	0
Derivative Liability, Fair Value, Gross Liability, Total	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	$ 0	$ 0